INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Feb. 28, 2015
INTANGIBLE ASSETS AND GOODWILL [Abstract]
Schedule of Intangible Assets and Goodwill

        Intangible assets and goodwill are apportioned as follows:

	February 28, 2015				February 28, 2014
	Cost	Accumulated Amortization	Impairment	Net Book Value	Net Book Value
Infrastructure Systems Software and Computer Software	6,639	5,845	—	794	1,635
Goodwill	11,927	—	—	11,927	11,927